Employees' Retirement Benefits	12 Months Ended
Mar. 31, 2012
Employees' Retirement Benefits

10.    Employees’ retirement benefits:

(1)	Severance Payments and Contract-type Corporate Pension Plans

Employees who terminate their services with NTT Group are generally entitled to lump-sum severance payments based on NTT’s severance payment plans, determined by reference to the employee’s basic rate of pay, length of service and other conditions.

NTT and certain subsidiaries introduced non-contributory funded contract-type corporate pension plans, which cover 28% of the severance benefits under the severance payment plans to employees who are more than 50 years old and retire after twenty or more years of service. The benefits are also payable in a lump sum at the option of the employee.

The following table presents the reconciliation of the changes in the plans’ benefit obligations and fair value of plan assets during the fiscal years ended March 31, 2011 and 2012. NTT uses a March 31 measurement date.

	2011	2012
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥2,166,730	¥2,094,807
Service cost	75,251	72,542
Interest cost	43,854	40,840
Plan amendment	(31)	197
Actuarial loss (gain)	6,243	21,493
Other	4,638	12,594
Benefit payments (Lump-sum severance payments and Pension)	(201,878)	(204,572)

Benefit obligation, end of year	2,094,807	2,037,901

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	1,136,409	1,086,800
Actual return on plan assets	(16,478)	25,372
Employer contributions	72,040	69,851
Other	3,076	3,588
Benefit payments (Pension)	(108,247)	(112,732)

Fair value of plan assets, end of year	1,086,800	1,072,879

At March 31:
Under funded status	¥(1,008,007)	¥(965,022)

The following table provides the amounts recognized in the consolidated balance sheets:

	2011	2012
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(1,008,046)	¥(965,068)
Other assets	39	46
Accumulated other comprehensive loss (income)	310,145	330,090

Net amount recognized	¥(697,862)	¥(634,932)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2011	2012
	Millions of yen
At March 31:
Net actuarial loss	¥351,345	¥356,081
Transition obligation	1,112	943
Prior service cost(*)	(42,312)	(26,934)

Total	¥310,145	¥330,090

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.

The accumulated benefit obligation was ¥2,075,456 million and ¥2,017,742 million at March 31, 2011 and 2012, respectively.

The projected benefit obligation and the fair value of plan assets in the plans with projected benefit obligations in excess of fair value of plan assets at March 31, 2011 and 2012 are as follows:

	2011	2012
	Millions of yen
At March 31:
Projected benefit obligation	¥2,093,675	¥2,037,514
Fair value of plan assets	1,085,593	1,072,776

The accumulated benefit obligation and the fair value of plan assets in the plans with accumulated benefit obligations in excess of fair value of plan assets at March 31, 2011 and 2012 are as follows:

	2011	2012
	Millions of yen
At March 31:
Accumulated benefit obligation	¥2,074,323	¥2,017,684
Fair value of plan assets	1,085,593	1,072,776

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2012 included the following components:

	2010	2011	2012
	Millions of yen
Service cost	¥75,818	¥75,251	¥72,542
Interest cost on projected benefit obligation	46,906	43,854	40,840
Expected return on plan assets	(25,171)	(24,819)	(21,562)
Amortization of net actuarial loss	26,779	11,936	16,624
Amortization of transition obligation	134	169	169
Amortization of prior service cost	(22,292)	(22,279)	(15,738)

Total	¥102,174	¥84,112	¥92,875

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2011 and 2012 are as follows:

	2011	2012
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥47,540	¥17,681
Amortization of net actuarial loss	(11,936)	(16,624)
Amortization of transition obligation	(169)	(169)
Accrued past service liability	(31)	173
Amortization of prior service cost	22,279	15,738
Other	1,169	3,146

Total	¥58,852	¥19,945

The amounts of net actuarial loss, transition obligation and prior service cost included as accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost for the fiscal year ending March 31, 2013 amount to ¥16,900 million, ¥167 million and ¥(5,604) million, respectively.

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2010	2011	2012
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.1%	2.0%	1.9%
Rate of compensation increase	1.9-3.2%	2.4-3.4%	2.4-3.4%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.2%	2.1%	2.0%
Rate of compensation increase	1.9-3.2%	1.9-3.2%	2.4-3.4%
Expected long-term return on plan assets	2.5%	2.3%	2.0%

In determining the expected long-term rate of return on plan assets, NTT considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of plan assets based on analysis of historical results.

The following table presents the fair values of pension plan assets of contract-type corporate pension plans as of March 31, 2011 and 2012. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 14.

	2011
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥14,316	¥14,316	—	—

Debt securities
Japanese government bonds/local government bonds	308,776	286,240	22,536	—
Domestic corporate bonds	115,223	—	115,223	—
Foreign government bonds	140,943	132,706	8,237	—
Foreign corporate bonds	6,914	1,507	5,207	200

Equity securities
Domestic	229,396	228,994	402	—
Foreign	91,201	91,201	—	—

Securities investment trust
Domestic/debt securities	16,082	—	16,082	—
Domestic/equity securities	16,603	—	16,603	—
Foreign/debt securities	10,515	—	10,515	—
Foreign/equity securities	9,712	—	9,712	—

Life insurance company general accounts	125,186	—	125,186	—

Others	1,933	—	(36)	1,969

Total	¥1,086,800	¥754,964	¥329,667	¥2,169

	2012
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥11,822	¥11,822	—	—

Debt securities
Japanese government bonds/local government bonds	415,557	396,847	18,710	—
Domestic corporate bonds	119,942	—	119,942	—
Foreign government bonds	90,769	89,474	1,295	—
Foreign corporate bonds	4,102	306	3,796	—

Equity securities
Domestic	138,916	138,916	—	—
Foreign	98,149	98,149	—	—

Securities investment trust
Domestic/debt securities	13,179	—	13,179	—
Domestic/equity securities	11,064	—	11,064	—
Foreign/debt securities	7,845	—	7,845	—
Foreign/equity securities	10,683	—	10,683	—

Life insurance company general accounts	148,643	—	148,643	—

Others	2,208	—	10	2,198

Total	¥1,072,879	¥735,514	¥335,167	¥2,198

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which classified to Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2. In case its fair value is measured by inputs derived from unobservable data, it is classified to Level 3.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which classified to Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2.

Securities investment trust

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Its fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and principal and they are all classified to Level 2.

Others

Others include fund of hedge funds and pension investment trust beneficiary rights. Its fair value is measured by inputs derived from unobservable data, which is classified to Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

NTT Group’s policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure pension financing. To achieve this, NTT Group selects various investments and takes into consideration their expected returns and risks and the correlation among them. NTT Group then sets the target allocation ratio for plan assets and endeavors to maintain that ratio. The target allocations are formulated from a mid- to long-term perspective and are reviewed annually. In the event that there is a significant change in the investment environment, NTT Group also reviews the asset allocations as necessary. The target allocations in March 2012 are: domestic bonds, 53.0%; domestic stocks, 13.0%; foreign bonds, 10.0%; foreign stocks, 10.0%; and life insurance company general accounts, 14.0%. As securities investment trust beneficiary certificates are established for each asset, they are allocated among domestic bonds, domestic stocks, foreign bonds and foreign stocks.

Domestic stocks include NTT Group’s and its affiliates’ common stock with an aggregate fair value of ¥7,109 million (0.7% of total plan assets) and ¥3,020 million (0.3% of total plan assets) at March 31, 2011 and 2012, respectively.

NTT Group expects to contribute ¥67,960 million to the contract-type corporate pension plans in the fiscal year ending March 31, 2013.

The estimated future benefit payments are as follows:

Year ending March 31	Millions of yen
2013	¥183,669
2014	187,417
2015	181,377
2016	177,088
2017	168,262
2018-2022	610,529

Total	¥1,508,342

(2)    Social Welfare Pension Scheme and NTT Kigyou-Nenkin-Kikin (NTT Corporate Defined Benefit Pension Plan)

Since incorporation in April 1985, both NTT Group and its employees had made contributions every year to the Nippon Telegraph and Telephone Mutual Aid Plan (“the NTT Mutual Aid Plan”), which was one of the Japanese government-regulated social welfare pension schemes, based on the Public Corporation Employee Mutual Aid Association Law, and was operated to pay pension benefits to the retired/existing employees of NTT, Public Corporation and/or their predecessor government organizations (Ministry of Communications in the area of telecommunications and the Ministry of Telecommunications). The NTT Mutual Aid Plan was considered as a multi-employer plan and, accordingly, contributions were recognized as an expense when they were required for the period.

As part of the Japanese social welfare pension scheme restructuring in 1997, the Japanese Welfare Pension Insurance Law was amended effective April 1, 1997 to integrate the NTT Mutual Aid Plan under the Public Corporation Employee Mutual Aid Association Law with the Welfare Pension Insurance Scheme under the Japanese Welfare Pension Insurance Law. This converted the NTT Mutual Aid Plan into a) the national Kosei-Nenkin (“the National Plan”), b) NTT Kosei-Nenkin-Kikin (the “NTT Plan”) and c) the Special Accounting Fund for the NTT Plan (former NTT Mutual Aid Plan). Based on the Law Concerning Defined-Benefit Corporate Pension Plans which came into force in June 2001, the NTT Plan completed the transfer to the Japanese Government of the substitutional portion of the benefit obligations, as described below. In July 2007, the NTT Plan was converted to NTT Kigyou-Nenkin-Kikin or the NTT Corporate Defined Benefit Pension Plan (“NTT CDBP”) that succeeded the pension benefit obligations after the transfer to the Japanese Government of the substitutional portion of the benefit obligations.

a)    The National Plan

The National Plan is a government-regulated social welfare pension plan under the Japanese Welfare Pension Insurance Law and since April 1997, both NTT Group and its employees have made contributions to such plan every year. It is considered as a multi-employer plan and contributions are recognized as expenses when contributions are required. The total amounts of contributions were ¥121,464 million, ¥121,025 million and ¥122,215 million for the fiscal years ended March 31, 2010, 2011 and 2012, respectively. In addition, the National Plan is a social welfare pension scheme, and because the information required by its accounting standards is limited, additional quantitative information relating to participation in the multi-employer plan is not disclosed.

b)    The NTT CDBP (former NTT Plan)

NTT established the NTT Plan in April 1997. Both NTT Group and its employees made contributions to such plan to supplement the pension benefits to which the employees were entitled under the National Plan. The NTT Plan was regulated under the Japanese Welfare Pension Insurance Law and covered a substitutional portion of the National Plan.

The NTT Plan is considered a defined benefit pension plan and is accounted for separately from the severance payments and the contract-type corporate pension plans as described in the preceding paragraph in (1) above.

In June 2003, under the Law Concerning Defined-Benefit Corporate Pension Plans, the NTT Plan applied to the Japanese Government for permission to be relieved of the obligations related to future employee services to disburse the NTT Plan benefits covering the substitutional portion and in September 2003, the approval was granted. In April 2007, the NTT Plan applied for permission to be relieved of the remaining obligations related to past services to disburse the benefits covering the substitutional portion, and in July 2007, the approval was granted. As a result, the NTT Plan was converted to the NTT CDBP, a defined-benefit corporate pension fund.

In February 2008, the NTT CDBP completed the transfer to the Japanese Government of the substitutional portion of the benefit obligations and related plan assets, determined pursuant to the government formula, of the pension fund to the government agency.

The following table presents a reconciliation of the changes in the benefit obligations and fair value of assets of the NTT CDBP at March 31, 2011 and 2012. NTT uses a March 31 measurement date.

	2011	2012
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥1,338,782	¥1,426,059
Service cost	36,591	37,896
Interest cost	27,866	27,980
Actuarial loss (gain)	34,091	(48)
Other	11,967	2,235
Benefit payments	(23,238)	(27,058)

Benefit obligation, end of year	1,426,059	1,467,064

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	921,356	898,141
Actual return on plan assets	(23,447)	12,654
Employer contributions	7,652	7,542
Employee contributions	3,615	3,567
Other	12,203	2,401
Benefits payments	(23,238)	(27,058)

Fair value of plan assets, end of year	898,141	897,247

At March 31:
Under funded status	¥(527,918)	¥(569,817)

The following table provides the amounts recognized in the consolidated balance sheets:

	2011	2012
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(527,918)	¥(569,817)
Accumulated other comprehensive loss	182,711	178,539

Net amount recognized	¥(345,207)	¥(391,278)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2011	2012
	Millions of yen
At March 31:
Net actuarial loss	¥191,578	¥183,549
Prior service cost(*)	(8,867)	(5,010)

Total	¥182,711	¥178,539

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.

The accumulated benefit obligation was ¥1,215,312 million and ¥1,255,295 million at March 31, 2011 and 2012, respectively.

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2012 included the following components:

	2010	2011	2012
	Millions of yen
Service cost	¥36,415	¥36,591	¥37,896
Interest cost on projected benefit obligation	28,084	27,866	27,980
Expected return on plan assets	(20,539)	(22,858)	(21,901)
Amortization of net actuarial loss	18,869	12,488	17,232
Amortization of prior service cost	(4,597)	(4,526)	(3,857)
Employee contributions	(3,605)	(3,615)	(3,567)

Total	¥54,627	¥45,946	¥53,783

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2011 and 2012 are as follows:

	2011	2012
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥80,396	¥9,199
Amortization of net actuarial loss	(12,488)	(17,232)
Amortization of prior service cost	4,526	3,857
Other	91	4

Total	¥72,525	¥(4,172)

The amounts of net actuarial loss and prior service cost included as accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost for the fiscal year ending March 31, 2013 amount to ¥15,921 million and ¥(3,187) million, respectively.

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2010	2011	2012
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.1%	2.0%	1.9%
Rate of compensation increase	3.4%	3.4%	3.4%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.2%	2.1%	2.0%
Rate of compensation increase	3.4%	3.4%	3.4%
Expected long-term return on plan assets	2.5%	2.5%	2.5%

In determining the expected long-term rate of return on plan assets, NTT Group considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of pension plan assets of NTT CDBP as of March 31, 2011 and 2012. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 14.

	2011
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥9,165	¥9,165	—	—

Debt securities
Japanese government bonds/local government bonds	149,044	132,538	16,506	—
Domestic corporate bonds	220,970	—	220,970	—
Foreign government bonds	71,123	67,418	3,705	—
Foreign corporate bonds	2,331	320	2,011	—

Equity securities
Domestic	211,577	211,010	567	—
Foreign	122,184	122,184	—	—

Securities investment trust
Domestic/debt securities	11,724	—	11,724	—
Domestic/equity securities	22,247	—	22,247	—
Foreign/debt securities	8,365	—	8,365	—
Foreign/equity securities	9,598	—	9,598	—

Life insurance company general accounts	53,907	—	53,907	—

Others	5,906	—	2	5,904

Total	¥898,141	¥542,635	¥349,602	¥5,904

	2012
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥5,932	¥5,932	—	—

Debt securities
Japanese government bonds/local government bonds	304,330	289,164	15,166	—
Domestic corporate bonds	88,047	—	88,047	—
Foreign government bonds	68,930	68,281	649	—
Foreign corporate bonds	2,417	123	2,294	—

Equity securities
Domestic	192,082	192,069	13	—
Foreign	108,260	108,260	—	—

Securities investment trust
Domestic/debt securities	14,997	—	14,997	—
Domestic/equity securities	19,660	—	19,660	—
Foreign/debt securities	12,547	—	12,547	—
Foreign/equity securities	13,831	—	13,831	—

Life insurance company general accounts	61,529	—	61,529	—

Others	4,685	—	(2)	4,687

Total	¥897,247	¥663,829	¥228,731	¥4,687

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which classified to Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which classified to Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2.

Securities investment trust

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and principal and they are all classified to Level 2.

Others

Others include loans to employees and leasing receivables, which are classified to Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

NTT Group’s policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure pension financing. To achieve this, NTT Group selects various investments and takes into consideration their expected returns and risks and the correlation among them. NTT Group then sets the target allocation ratio for plan assets and endeavors to maintain that ratio. The target allocations are formulated from a mid- to long-term perspective and are reviewed annually. In the event that there is a significant change in the investment environment, NTT Group also reviews the asset allocations as necessary. The weighted-average target allocations in March 2012 are: domestic bonds, 47.7%; domestic stocks, 20.9%; foreign bonds, 10.0%; foreign stocks, 14.4%; and life insurance company general accounts, 7.0%. As securities investment trust beneficiary certificates are established for each asset, they are allocated among domestic bonds, domestic stocks, foreign bonds and foreign stocks.

Domestic stocks include NTT Group’s and its affiliates’ common stock with an aggregate fair value of ¥6,974 million (0.8% of total plan assets) and ¥4,727 million (0.5% of total plan assets) at March 31, 2011 and 2012, respectively.

NTT Group expects to contribute ¥7,341 million to the NTT CDBP in the fiscal year ending March 31, 2013.

The estimated future benefit payments of the NTT CDBP are as follows:

Year ending March 31	Millions of yen
2013	¥31,359
2014	38,278
2015	41,262
2016	44,123
2017	46,453
2018-2022	256,524

Total	¥457,999

c)    The Special Accounting Fund for the NTT CDBP (former Special Accounting Fund for the NTT Plan)

The Special Accounting Fund for the NTT Plan (former NTT Mutual Aid Plan) was a transitional pension plan created to settle the former NTT Mutual Aid Plan in accordance with the Law to Partially Amend the Japanese Welfare Pension Insurance Law and other legislation. The NTT Mutual Aid Plan was integrated with the National Plan in April 1997, and the Special Accounting Fund for the NTT Plan aims to provide pension benefits for employees who retired before the 1997 shift in the scheme based on the Former Public Corporation Employee Mutual Aid Association Law.

In July 2007, the Special Accounting Fund for the NTT Plan was converted to the Special Accounting Fund for the NTT CDBP as the NTT Plan was converted to the NTT CDBP.

Based on the provisions of the Law to Partially Amend the Japanese Welfare Pension Insurance Law and other legislation, NTT pays contributions set by the Japanese Government every year to the Special Accounting Fund for the NTT CDBP to cover the costs of pension benefits based on the Former Public Corporation Employee Mutual Aid Association Law to cover benefits for the period of service in and prior to June 1956 of employees who retired in July 1956 or later from NTT, Public Corporation, and/or their predecessor government organizations (Ministry of Communications in the area of telecommunications and the Ministry of Telecommunications).

The Special Accounting Fund for the NTT CDBP is a social welfare pension scheme, as are the former NTT Mutual Aid Plan and the current National Plan. It is considered as a multi-employer plan and therefore contributions are recognized as expenses when contributions are required. The amounts of contributions were ¥56,927 million, ¥55,070 million and ¥50,574 million for the fiscal years ended March 31, 2010, 2011 and 2012, respectively, and NTT expects such contributions will decrease year by year. In addition, the Special Accounting Fund for the NTT CDBP is a social welfare pension scheme, and because the information required by its accounting standards is limited, additional quantitative information relating to participation in the multi-employer plan is not disclosed.